STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of statements of comprehensive loss additional information [Abstract]
STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION
NOTE 19: -    STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION

a.	Cost of revenues:

	Year ended December 31,
	2017	2016	2015

Salaries and benefits	$1,668	$3,520	$4,381
Share-based compensation	53	231	831
Materials and sub-contractors	572	756	1,082
Depreciation	309	599	960
Rentals and maintenance	233	448	689
Other	10	85	312

	$2,845	$5,639	$8,255

b.	Research and development, net:

	Year ended December 31,
	2017	2016	2015

Salaries and benefits	$10,205	$9,207	$7,930
Share-based compensation	1,200	1,369	1,531
Materials and sub-contractors	1,636	2,120	1,508
Plant growth and greenhouse maintenance	405	473	730
Rentals and office maintenance	1,430	1,081	761
Depreciation	1,836	1,679	1,475
Other	437	656	819
Participation in respect of government grants	(162)	(180)	(305)

	$16,987	$16,405	$14,449

c.	Business development:

	Year ended December 31,
	2017	2016	2015

Salaries and benefits	$1,038	$947	$1,010
Share-based compensation	363	508	685
Travel	109	136	160
Legal	37	16	56
Other	139	89	53

	$1,686	$1,696	$1,964

d.	General and administrative:

	Year ended December 31,
	2017	2016	2015

Salaries and benefits	$1,737	$1,551	$1,608
Share-based compensation	628	835	1,317
Professional fees	1,065	1,228	1,200
Other	380	275	257

	$3,810	$3,889	$4,382

e.	Financing income and expenses

  Financing income:

	Year ended December 31,
	2017	2016	2015

Exchange differences, net	$-	$17	$41
Interest income	2,125	2,400	2,530
Hedging instruments	-	7	-

	$2,125	$2,424	$2,571

  Financing expenses:

	Year ended December 31,
	2017	2016	2015

Bank expenses and commissions	$129	$155	$195
Exchange differences, net	82	-	-
Change in the fair value of marketable securities	720	703	1,237
Hedging instruments	7	-	99
Devaluation of investment	-	-	332
Revaluation of liabilities in respect of government grants	67	33	-

	$1,005	$891	$1,863